Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
1 9	Fair value measurements
ASC
820-10,
Fair Value Measurements and Disclosures: Overall
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value
The Company measures bifurcated embedded redemption feature derivative of convertible notes at fair value on a recurring basis, which is classified within Level 3 as the fair value is measured based on risk-free interest rate, volatility, mature date, conversion price, and other factors. There are no derivative liabilities as of December 31, 2019 and 2020, respectively. For further information on the convertible notes see Note 13.
The Company measures derivative assets at fair value on a recurring basis. The derivative assets are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data. The Company had nil and RMB100 (US$15) of derivative asset as of December 31, 2019 and 2020 respectively.
The Company’s
non-financial
long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial
assets. The Company measures
non-recurring
fair value measurements as of the observable transaction dates. The fair value was evaluated based on quoted prices for similar assets or liabilities in markets that are not active. (Level 2)
For equity investments accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 7). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation, redemption preferences and qualified IPO.
The Group measures certain financial assets, including equity securities accounted for at fair value using measurement alternative at fair value on a nonrecurring basis only if an impairment loss were to be recognized.
For the year ended December 31, 2019, assets measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2019 using
	Total Fair Value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurement — Non-Recurring:
Equity investments accounted for at fair value using the alternative measurement	31,375	—	—	31,375	17,298

Total assets and liabilities measured at fair value	31,375	—	—	31,375	17,298
For the year ended December 31, 2020, assets measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2020 using
	Total Fair Value at December 31, 2020	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurements on a Recurring basis
Derivative assets	100	15	—	100	—	—
Fair value measurement — Non-Recurring:			—	—	—	—
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(38,739)
Property and equipment, net (ii)	4,505	690	—	4,505		(10,952)

Total assets and liabilities measured at fair value	4,605	705	—	4,605	—	(49,691)
(i)
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2020.

(ii)
The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December, 2020. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2018, 2019 and 2020.